Earnings Per Share (Schedule of Anti-dilutive Securities) (Details) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Earnings Per Share
Anti-dilutive securities	11.4	19.0	28.8